Commitments and Contingent Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantees [Abstract]
Related liability	$ 2,000,000	$ 2,000,000	$ 3,000,000
SPC's assets in Consolidated Statements of Financial Position	927,000,000	586,000,000	365,000,000
SPC's liabilities in Consolidated Statements of Financial Position	927,000,000	586,000,000	365,000,000
Unused commitments and lines of credit for dealers	10,970,000,000	6,600,000,000	6,580,000,000
Unused commitments and lines of credit for customers	4,690,000,000	2,790,000,000	2,610,000,000
Guarantor Obligations
Guarantees, maximum potential amount of future payments	61,000,000	80,000,000	96,000,000
Guarantees with customers
Guarantor Obligations
Guarantees, maximum potential amount of future payments	61,000,000	69,000,000	79,000,000
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 0	$ 11,000,000	$ 17,000,000